Contingent Liabilities - Additional Information (Detail) (USD $) In Thousands, unless otherwise specified	Aug. 17, 2012
Contingencies And Commitments [Line Items]
Cost of obtaining the letter of credit	$ 9
Letters of credit outstanding, amount	$ 908